UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Partners LP

Address:  404 B East Main Street
          Charlottsville, VA 22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler             Charlottsville, VA                2/14/03
-----------------------     --------------------------       ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $359,822
                                         (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE


                ITEM 1:                   ITEM 2:        ITEM 3:         ITEM 4:   ITEM 5:            ITEM 6:        ITEM 8:

                                          TITLE                     FAIR MARKET    SHRS OR    SH/    INVESTMENT   VOTING AUTHORITY
NAME OF ISSUER                            OF CLASS       CUSIP      VALUE (X$1000) PRN AMT    PRN    DISCRETION   SOLE
--------------                            --------       -----      ------------  --------    ---    ----------   ----

ALLIED RISER COMMUNICATIONS CVRT BOND            BOND    019496AB4   2,099         22,099,000 PRN    SOLE         SOLE
ALLIED WASTE INDUSTRIES INC                    COMMON     19589308   1,000            100,000 SH     SOLE         SOLE
AMERICA WEST HOLDINGS CORP CL B           CL B COMMON     23657208   1,308            726,500 SH     SOLE         SOLE
CARDIODYNAMICS INTL CORP CMN                   COMMON    141597104     772            251,400 SH     SOLE         SOLE
CROSS COUNTRY INC. CMN                         COMMON    22748P105  13,741            985,000 SH     SOLE         SOLE
DAVITA INC CMN                                 COMMON    23918K108  73,551          2,981,400 SH     SOLE         SOLE
DOVER DOWNS GAMING & ENTMT INC. CMN            COMMON    260095104     636             70,000 SH     SOLE         SOLE
DOVER MOTORSPORTS INC. CMN                     COMMON    260174107     465            100,000 SH     SOLE         SOLE
ECHOSTAR COMMUNICATIONS CORP CL A         CL A COMMON    278762109  89,040          4,000,000 SH     SOLE         SOLE
FIRST AVENUE NETWORKS INC CMN                  COMMON    31865X106   1,304          5,017,195 SH     SOLE         SOLE
FRESENIUS MEDICAL CARE AG ADR SPON. ADR        COMMON    358029106   2,633            191,200 SH     SOLE         SOLE
MC DONALDS CORP  CMN                           COMMON    580135101  48,240          3,000,000 SH     SOLE         SOLE
SEALED AIR CORP CONV PFD SER-A                  PFD A    81211K209  34,080            800,000 SH     SOLE         SOLE
TRANSWORLD ENTERTAINMENT CORP CMN              COMMON    89336Q100     608            167,500 SH     SOLE         SOLE
USEC INC                                       COMMON    90333E108  21,764          3,615,300 SH     SOLE         SOLE
W.R. GRACE & CO (NEW)                          COMMON    38388F108  21,101         10,765,600 SH     SOLE         SOLE
WILSONS THE LEATHER EXPERTS, INC.              COMMON    972463103   3,861            772,200 SH     SOLE         SOLE
WSFS FINANCIAL CORP                            COMMON    929328102  43,619          1,323,000 SH     SOLE         SOLE





03038.0001 #383955